Document and Entity Information	Sep. 30, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Oceanhawk Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-43309
Entity Tax Identification Number	98-1886973
Entity Address Address Line 1	515 Madison Avenue
Entity Address Address Line 2	8th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	931-1898
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002090787
Amendment Flag	false
Pre Commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share and one-right to receive one-fourth of one Class A ordinary share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-right to receive one-fourth of one Class A ordinary share
Trading Symbol	OHACU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary share, par value $0.0001 per share
Trading Symbol	OHAC
Security Exchange Name	NASDAQ
Rights, each right to receive one-fourth of one Class A ordinary share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, each right to receive one-fourth of one Class A ordinary share
Trading Symbol	OHACR
Security Exchange Name	NASDAQ